General (Details)			1 Months Ended					3 Months Ended			6 Months Ended	12 Months Ended			17 Months Ended
	Nov. 15, 2022 USD ($)	Jun. 27, 2022 USD ($) rig	Dec. 31, 2022 USD ($) rig	Oct. 31, 2022 USD ($)	Aug. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) rig	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) rig	Sep. 30, 2022 rig	Jun. 30, 2022 USD ($) rig	Dec. 31, 2022 USD ($) rig	Dec. 31, 2022 USD ($) rig shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) rig shares	Feb. 28, 2023 USD ($)	Feb. 08, 2023 USD ($)	Oct. 14, 2022 $ / shares	Oct. 01, 2022 USD ($)	Jul. 31, 2021 USD ($)	Jul. 14, 2021 $ / shares	Mar. 18, 2021 $ / shares	May 31, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Issue of common shares					$ 260,400,000		$ 28,900,000					$ 313,800,000	$ 46,000,000.0	$ 62,800,000
Issue of common shares (in shares) | shares					76,363,071		13,333,333					92,046,404
Price per share (in dollars per share) | $ / shares					$ 3.60		$ 2.25											$ 3.6			$ 1.7	$ 2.4
Number of newbuild Jack-up rigs | rig		3								3
Repayments of debt												$ 355,500,000	0	0
Number of rig deliveries deferred | rig											2	2
Proceeds from sale of fixed assets												$ 700,000	$ 2,700,000	$ 37,700,000
At-the-market offering
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amount authorized for issuance																				$ 40,000,000
Number of shares sold in transaction (in shares) | shares															2,350,000
Sale of stock, consideration received on transaction															$ 8,800,000
Jack-up rig equipment and machinery
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proceeds from sale of fixed assets	$ 120,000,000
Jack-up rig equipment and machinery | Gyme
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proceeds from sale of fixed assets				$ 120,000,000
Letter of intent
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of newbuild Jack-up rigs | rig			3			3		3	3	3	3
Letter of intent | Newbuildings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Potential sale price		$ 320,000,000	$ 320,000,000.0			$ 320,000,000		$ 320,000,000.0		$ 320,000,000	$ 320,000,000.0	320,000,000.0			320,000,000.0
Proceeds from disposal of PPE to be used to settle commitments		$ 320,000,000
New DNB Facility
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Principal			150,000,000	150,000,000				150,000,000			150,000,000	150,000,000			150,000,000				$ 150,000,000
Hayfin Facility
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Repayments of debt				$ 45,000,000
Senior unsecured convertible bonds, due 2028 | Subsequent event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Principal																$ 250,000,000	$ 250,000,000
Senior secured bonds, due 2026 | Subsequent event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Principal																$ 150,000,000
$350 million Convertible Bonds
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Principal			$ 350,000,000					$ 350,000,000			$ 350,000,000	$ 350,000,000			$ 350,000,000								$ 350,000,000
Jack-up rigs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of rigs owned | rig			22					22			22	22			22
Number of rigs under construction | rig			2					2			2	2			2
Warm stacked rigs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of rigs owned | rig			1					1			1	1			1